Share-based compensation - Additional information (Detail)					1 Months Ended		6 Months Ended	12 Months Ended
		Dec. 20, 2019 shares	Oct. 31, 2018 shares	Apr. 01, 2018 ¥ / shares shares	Feb. 29, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥)	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses								¥ 142,154,361	$ 21,786,109	¥ 290,781,764	¥ 35,404,887
Incremental compensation cost | ¥										28,224,142
Stock repurchased during period, shares		1,177,499
Stock repurchase value | ¥								¥ 526,530,728		¥ 168,567,125
Fair value per share | ¥ / shares						¥ 43.92
Recognized compensation expense | ¥							¥ 7,451,210
Nonolive [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer restriction and repurchase consideration per share | $ / shares												$ 1
Number of shares issued subject to transfer restriction						2,163,325
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share of the restricted equity | ¥ / shares								¥ 274.55		¥ 274.55
Forfeited of unvested restricted shares					557,455			4,392	4,392
Restricted Stock Units (RSUs) [Member] | 2018 Restricted Share Unit Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥								¥ 134,124,800		¥ 235,506,658	0
Fair value per share of the restricted equity | ¥ / shares				¥ 274.51
Total unrecognized share-based compensation expense | ¥								207,249,251		342,243,484
Ordinary shares issued to trust as a reserve pool for future issuance of equity share				2,106,321
Restricted share units, effective period				10 years
Restricted share units, grants in period				2,098,069
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of the restricted equity | ¥								80,100,005
Share-based compensation expenses | ¥								¥ 0		¥ 0	17,574,638
Fair value per share of the restricted equity | ¥ / shares										¥ 31.50
Fair value per share | ¥ / shares										¥ 43.92
Forfeited of unvested restricted shares	[1]							1,429,906	1,429,906
Restricted Stock [Member] | Nonolive [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares						1,696,895
Restricted Stock [Member] | Nonolive [member] | Founder One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares						1,039,780
Restricted Stock [Member] | 2018 Restricted Share Unit Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, vesting condition				The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO.
Gogo Glocal Holding Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares					1,429,906
Stock repurchase value | $					$ 1
Gogo Glocal Holding Limited [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of the restricted equity | ¥											90,425,865
Share-based compensation expenses | ¥								¥ 8,029,561		¥ 55,275,106	¥ 17,830,249
Ordinary shares issued in connection of the acquisition			4,900,000
Percentage of equity issued in connection of the acquisition			46.00%
Transfer restriction and repurchase consideration per share | $ / shares													$ 1
Requisite employment service period											15 months
Fair value per share of the restricted equity | ¥ / shares														¥ 18.45
Nonolive [member] | Restricted Stock [Member] | Founder One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares						444,444
Repurchase of shares | ¥						¥ 100,000,000

[1]	In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.